Changes in intangible assets (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Changes in intangible assets [Line Items]
Beginning balance	₩ 4,226,512	₩ 4,266,339
Acquisitions	124,714	88,565
Business combination	42,103	4,427
Disposals	(12,922)	(10,762)
Impairment	(180)	(3,110)
Amortization	(108,449)	(119,339)
Effects of foreign currency movements	191	471
Other	0	(79)
Ending balance	4,271,969	4,226,512
Goodwill
Changes in intangible assets [Line Items]
Beginning balance	3,873,060	3,871,482
Acquisitions	0	0
Business combination	42,103	4,427
Disposals	0	0
Impairment	0	(2,849)
Amortization	0	0
Effects of foreign currency movements	0	0
Other	0	0
Ending balance	3,915,163	3,873,060
Software
Changes in intangible assets [Line Items]
Beginning balance	94,261	93,914
Acquisitions	27,354	37,682
Business combination	0	0
Disposals	(21)	(37)
Impairment	0	0
Amortization	(38,095)	(37,636)
Effects of foreign currency movements	330	338
Other	0	0
Ending balance	83,829	94,261
Development cost
Changes in intangible assets [Line Items]
Beginning balance	56,563	66,843
Acquisitions	40,378	21,001
Business combination	0	0
Disposals	0	0
Impairment	(206)	0
Amortization	(21,413)	(31,281)
Effects of foreign currency movements	0	0
Other	0	0
Ending balance	75,322	56,563
Other
Changes in intangible assets [Line Items]
Beginning balance	202,628	234,100
Acquisitions	56,982	29,882
Business combination	0	0
Disposals	(12,901)	(10,725)
Impairment	26	(261)
Amortization	(48,941)	(50,422)
Effects of foreign currency movements	(139)	133
Other	0	(79)
Ending balance	₩ 197,655	₩ 202,628